PRUDENTIAL SHORT TERM HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

January 13, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Prudential Short Term High Yield Fund, Inc. (the “Fund”)
Pre-Effective Amendment No. 1 to the Registration Statement
under the Securities Act of 1933 (No. 333-178016) and
Amendment No. 1 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22632)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 1 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from the Registration Statement filed with the Commission on November 16, 2011.

On January 13, 2012, the Fund, along with its investment adviser, submitted an exemptive application seeking relief from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit the Fund to make certain distributions of capital gains more often then permitted under Rule 19b-1.

This letter is intended to respond to the staff’s comments on the Registration Statement that you conveyed in a letter dated December 15, 2011.   For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  The responses will be included in Pre-Effective Amendment No. 1 to the Amendment.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General

1.     Comment:  Please state in your response letter whether FINRA will or has reviewed the proposed underwriting terms and arrangements of the transaction involved in the registration statement. In this connection, indicate whether FINRA has reviewed the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.” Indicate also whether FINRA aggregated such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Response:  Prior to the public offering of the Fund’s common stock, the Fund expects that its principal underwriter will disclose to FINRA the terms and arrangements of the underwriting, and that FINRA will review these terms (including the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund) along with other relevant portions of the Fund’s Registration Statement.  The Fund has not had any discussions with FINRA regarding the Fund and thus has no basis for knowing whether FINRA will aggregate such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

2.     Comment:      In light of disclosure regarding the Fund’s contemplated investments in derivative instruments, confirm that the Fund’s derivatives disclosure reflects the observations set forth in the recent letter from Barry Miller, Associate Director in the Division of Investment Management, to the Investment Company Institute. In summary, you should provide more understandable disclosure on this topic to investors. Funds are encouraged to focus disclosure on actual anticipated operations rather than a list of investments that they might make. Funds should tailor their strategy discussion of derivatives to describe the specific instruments in which the fund invests or will invest principally, and provide risk disclosure to reflect the types of derivatives used, and the extent of and the purposes of such use. See, Letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment Companies (July 30, 2010).

Response:  The Fund is aware of the staff’s observations and concerns stated in the Derivatives Disclosure Letter regarding disclosure by an investment company of its use of derivatives.  The Fund believes that its current disclosure accurately reflects its current expected utilization of derivative instruments and that its disclosure of the risks associated with those instruments is appropriately tailored to their expected usage.

Facing Page

3.     Comment:  The fee table on the cover discloses the amount of shares being registered.   Confirm that shares to, be used to fulfill over-allotments, if any, are included in the shares being registered.

Response:   The Fund confirms that the shares to be used to fulfill over-allotments, if any, will be included in the shares being registered.

Prospectus Cover

4.     Comment:  The cover page and prospectus disclose the Fund will have a (dollar) weighted average portfolio of five years or less. The Fund’s name includes the term “Short Term.” The staff has taken the position that a fund with the phrase “short-term” in its name should have a portfolio with a dollar weighted, average maturity of three years or less. Accordingly, revise the policy or the Fund’s name consistent with the above.

Response:  Pursuant to discussions the undersigned has had with the staff, the Fund’s name has been changed to the “Prudential Short Duration High Yield Fund, Inc.”  On January 10, 2011, we discussed the proposed new name of the Fund with the staff  and in an email to Mr. Greene states our intent to resolve any issues with the staff with respect to that name.  The staff requested that the Fund send the staff examples of other registered investment companies that have the term “short duration” in their name and that have a policy that is consistent with our funds policy to  maintain a weighted average portfolio duration of three years or less. We provided the staff with the following examples:

Credit Suisse Short Duration Fund

• Invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds

• Normally maintains an average duration of between one and three years

http://sec.gov/Archives/edgar/data/1166364/000110465908026832/a08-7650_1485bpos.htm

Eaton Vance Short Duration Diversified Income Fund

Under normal market conditions, the Fund will maintain a duration of no more than three years (including the effect of anticipated leverage).

http://sec.gov/Archives/edgar/data/1287498/000095013505001005/b53158b7e497.txt

Calvert Short Duration Income Fund

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years.

http://www.calvert.com/literature-prospectuses.html

Lord Abbett Short Duration Income Fund

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range between one and three years.

https://funddocuments.lordabbett.com/funddocs/Fund.jsp?source_site=LAWEB&doc_type=P&acct=30&share_class=A

JP Morgan Short Duration Bond Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.  The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years.

https://www.jpmorganfunds.com/cm/BlobServer/PR-INCABCS.PDF?blobcol=urldata&blobtable=MungoBlobs&blobkey=id&blobwhere=1158647252461&blobheader=application%2Fpdf&blobheadername1=Content-Disposition&ssbinary=true&blobheadervalue1=inline;filename=PR-INCABCS.PDF

5.     Comment:  Disclosure in the same paragraph indicates that under normal market conditions, and after the “initial investment period” following the offering, the Fund’s investable assets will be invested in high yield instruments. Disclose what the Fund will invest in during the initial investment period. How long may the initial investment period be?

Response: The Registration Statement under the section entitled “Use of Proceeds,” discloses that during the initial investment period (which the Fund currently anticipates could take up to three months, depending on market conditions) “the Fund will invest all or a portion of its assets in U.S. government securities, money market and short-term debt securities or money market mutual funds.”  Thus, the Fund respectfully submits that no additional revisions to the Amendment are necessary with respect to this comment.

6.     Comment:  Disclose whether the policy to invest 80% of the Fund’s assets in junk securities is fundamental and if not, disclose that the Fund will provide 60 days written notice to shareholders if that policy should change.

Response:  The Fund’s policy to invest 80% of the Fund’s assets in junk securities is not a fundamental policy.  The section of the Registration Statement entitled “Investment Objective and Policies-Investment Policies,” states with respect to the Fund’s 80% policy that “[t] his is a non-fundamental policy and may be changed by the Board of Directors of the Fund provided that the holders of Common Stock are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act.”  Thus, the Fund respectfully submits that no additional revisions to the Amendment are necessary with respect to this comment.

Prospectus

7.     Comment:  Delete the last two sentences of the paragraph that follows the Table of Contents which begins with the phrase: “You should assume that the information . . .” or add disclosure that the Fund will update the prospectus as necessary for material changes.

Response: The Fund respectfully declines to delete the penultimate sentence of the paragraph that follows the Table of Contents.  The Fund believes such disclosure is an accurate statement of fact and its inclusion is consistent with industry practice.  The Fund, however, has deleted the final sentence of the above referenced paragraph in response to the staff’s comment.

8.               Comment:  The discussion captioned “Prospectus Summary - Who May Wish to Invest” discusses the suitability of the Fund as an investment. Revise the; last paragraph, by: adding the substance of the discussion appearing in the last two sentences of the sub-caption “Selected Risk Factors - Inadequate Return,” which warns investors that the Fund is aggressive and not designed for investors with low risk tolerance, and that they should not invest unless they are prepared to lose their entire investment. Make similar changes in the section “Who May Wish to Invest” on page 18.

Response:  The disclosure has been revised as requested throughout the Amendment.

9.     Comment:      Later disclosure sub-captioned “Investment Objective and Policies — Fixed Income Instruments” indicates that the Fund will invest in various types of fixed income securities as well as derivatives related to or referencing these types of securities and instruments. Clarify whether the Fund’s investments in derivatives will be included in the Fund’s policy to invest 80% of its assets in high yield securities. Also, confirm that the derivatives will have substantially similar economic characteristics as the Fund’s debt investments and that they will be directly tied or closely linked to such investments.

Response:  The Amendment includes revised disclosure clarifying that the Fund’s investments in derivatives will be included in the Fund’s policy to invest 80% of its assets in high yield securities.  The Fund confirms that the derivatives included in the 80% policy will have substantially similar economic characteristics as the Fund’s debt investments and that they will be directly tied or closely linked to such investments.

10.   Comment:  Revise the disclosure sub-captioned “Investment Objective and Policies — Lower  Rated Securities” so as to indicate whether the Fund may invest in issuers that are in default. Revise the next paragraph, which deals with derivatives, to indicate whether the Fund will write credit default swaps on junk. Further, how much will the Fund segregate to cover the credit default swaps that it writes? Disclosure in this paragraph states that the Fund may use derivatives without limit. Disclose that fact on the prospectus cover.

Response:  The disclosure has been revised to state that the Fund may not invest in securities that are in default at the time of purchase.   The disclosure has been revised to clarify that the Fund may write credit default swaps on high yield fixed income instruments.  The Fund has revised its investment policy with respect to derivatives so that it may invest up to 20% of its investable assets in derivatives, although under normal market conditions the Fund expects to maintain derivatives exposure below 20% of investable assets.  Thus, the Fund respectfully submits that it has not revised the disclosure as requested since derivatives are not a principal strategy of the Fund.

11.   Comment:  The first paragraph under “Leverage” indicates that the Fund may leverage synthetically through swaps and other derivatives. Revise this discussion to clarify further that the Fund also leverages through reverse repurchase or other portfolio arrangements. Disclosure in the first paragraph also states that it will take up to six months to invest the proceeds. Explain why it will take so long to invest the proceeds. Revise the last paragraph of this discussion to indicate briefly the various types of fees involved in leveraging with credit facilities.

Response:  The Fund has revised this discussion as requested to clarify further that the Fund also leverages through reverse repurchase or other portfolio arrangements, if applicable.  As is disclosed in the Registration Statement, the Fund anticipates that it will take up to three months to fully invest the proceeds of the offering.  The Fund’s portfolio managers will need to identify investment opportunities that are consistent with the Fund’s objectives and strategies.  As is typical in connection with the launch of a new fund and considering the expected size of the offering, indentifying such investment opportunities generally takes some period of time and cannot be done immediately after completion of the offering.  The disclosure in the last paragraph of this section has been revised to reflect the various types of fees that the Fund may be subject to if it enters into a Credit Facility.

12.   Comment:  Revise the second sentence of the second paragraph under the “Leverage” sub- caption to disclose unambiguously that the costs of leverage are borne entirely by the Fund’s common stockholders.”

Response:  The disclosure has been revised as requested.

13.   Comment:  The adviser’s fee, is based on investable assets, which includes all forms, of leverage. Please disclose that this creates a conflict of interest because it creates an incentive for the manager to leverage. Clarify who monitors this conflict.

Response:  The Fund discusses the inherent conflicts of interest associated with leverage under the disclosure sub-captioned “Leverage Risk.”  Thus, the Fund respectfully submits that no additional revisions are necessary.  With respect to monitoring the conflict, the disclosure has been revised to reflect that the Fund’s Board of Directors is responsible for monitoring this conflict.

14.   Comment:  Add disclosure to the sub-caption “Repurchase Agreements Risk,” that these instruments are in effect loans by the Fund. Similarly, add disclosure to the discussion “Reverse Repurchase Agreements Risk,” that these instruments constitute borrowings by the Fund.

Response:  The disclosure has been revised as requested.

15.   Comment:  The disclosure sub-captioned “Lower Rated Securities Risk” indicates that lower rated high yield securities generally present the same risks as investments in “higher rated high yield securities.” Please disclose why given that credit ratings are, in part, based upon the likelihood that an issuer will default.

Response:  The disclosure in the Amendment has been revised to state that the Fund may not invest in issuers who are in default at the time of purchase. The Fund submits that the risk of default is present for all junk securities.  As the disclosure further explains although the type of risks for lower rated securities are generally similar to the type of risks for higher rated high yield securities, in most cases “the risks are of a greater magnitude because of the uncertainties of investing in an issuer undergoing financial distress…default is a real possibility”.  In response to the staff’s request, the Fund has revised this disclosure to further clarify that issuers of lower rated securities are more likely to default according to their ratings.

16.   Comment:  If appropriate, revise the discussion sub-captioned “Preferred Securities Risk” so as to add any special risks of junk preferred securities.

Response:  The Fund believes that this comment is addressed in the second sentence of the disclosure sub-captioned “Preferred Securities Risk,” which states that “[i]n addition to many of the risks associated with both fixed income securities and common stock or other equity securities, preferred securities are also subject to deferral risk.”  Therefore, the Fund respectfully submits that no additional revisions to the Amendment are necessary with respect to this comment.

17.   Comment:  Revise the fee table discussion consistent with the following:

•      revise the “Annual Expenses” line items as indicated: “Annual Expenses (borne  by common shareholders),”

•      revise footnote 1 to add in the offering cost of leveraging, if any, in the first year,

•      footnote 4 notes that the manager’s fee is based on investable assets. Explain how investable assets is converted to net assets,

•      delete the text pertaining to voluntary waivers, and

•      delete the penultimate sentence of footnote 5.

Response: The Fund responds to each comment as follows:

•      The disclosure has been revised as requested.

•      The Fund has revised the Annual Expenses table to include the line item “Expenses Associated with the Arrangement of a Credit Facility and/or Use of Leverage (as a percentage of offering price).”

•      Investable assets includes any borrowings for investment purposes.  The Fund currently intends to borrow in an initial amount equal to approximately 33% of the value of its investable assets (including the amount borrowed).  The Fund’s investment manager will receive a fee in an amount equal to 0.80% of the Fund’s investable assets. As a result, if the Fund has net assets of $100 million, for example, and borrows $50 million, the investment manager will receive a fee of $1.2 million (i.e., 0.80% * $150 million = $1.2 million).  Using the present example, the $1.2 million fee would equate to an effective management fee rate of 1.2% on the Fund’s net assets (that is, assets less borrowings) of $100 million.

•      The requested deletion has been made.

•      The penultimate sentence in footnote 5 discloses to stockholders the fees that a stockholder will pay if the Fund does not utilize leverage.  While this disclosure is not specifically required by Form N-2, including additional information is permitted under the “General Instructions for Parts A and B” of Form N-2, provided that the information “is not incomplete, inaccurate, or misleading and does not … obscure or impede understanding of required information.”  The Fund respectfully submits that this disclosure is important and useful information for stockholders.  First, it helps a stockholder understand the impact of leverage on the fees that they will pay.  Second, the Fund intends to utilize leverage only if the Fund’s Subadviser believes that it would result in a higher return to the holders of Common Stock over time.  Accordingly, it is possible that the Fund may choose not to incur leverage.  Finally, during the initial investment period the Fund will not be utilizing leverage.  This footnote also helps stockholders understand what the Fund’s expenses will be during that period.  Thus, the Fund respectfully submits that such disclosure is useful and material information for stockholders and as such has not made the requested deletion.

18.   Comment:  Revise the disclosure captioned “Investment Objective and Policies — Investment Policies” by stating the Fund’s liquidity policy. Further, clarify whether the Fund will have sufficient liquid assets to cover its obligation to segregate.

Response:  The disclosure has been revised to state that the Fund may invest without limit in illiquid securities. The Fund’s disclosure has been revised to reflect that the Fund may only invest up to 20% of its investable assets in derivatives, although under normal market conditions the Fund expects to maintain derivatives exposure below 20% of investable assets.  Although the Fund does not have a specific limit with respect to illiquid securities, it will manage its portfolio so that it will have sufficient liquid assets to cover its obligation to segregate.

19.   Comment:  Disclosure captioned “Leverage — Credit Facility” states that: “The Fund would be expected to indemnify the lenders under the facility against liabilities they may incur in connection with the facility. The Fund may be required to pay commitment fees under the terms of any such facility.” In the first instance clarify the liabilities to which the disclosure refers, and whether the Fund needs to be at fault. With respect to the second underlined item, is it not probable that the Fund will need to pay a commitment, fee? Please confirm that the cost of the credit facility is included in the fee table.

Response:  The disclosure in the Amendment regarding the potential for the Fund to incur indemnification liabilities has been revised to state that “[t]he Fund expects that the lenders under the facility would require the Fund to provide customary indemnifications for liabilities the lenders may incur in connection with the facility.  Based on the Fund’s understanding of other similar financings, such indemnifications could include for taxes paid on behalf of the Fund or for costs and expenses incurred by the lender for any litigation related to the Fund’s obligations under the facility or its use of the proceeds of any loans made by the lender.”

Additionally, the disclosure in the Amendment has been revised to reflect that under current market conditions the Fund expects to pay a commitment fee to secure the credit facility.

20.   Comment:  Disclose whether the Fund will need to have any assets on deposit with the lender. Also, indicate whether the lender may have any other power or rights over the pledged collateral, such as substitution rights.

Response:  The Fund does not anticipate needing to have any assets on deposit with the lender. Thus, the Fund respectfully submits that additional revisions to the disclosure are not required.

21.   Comment:  The prospectus indicates, under the sub-caption “General Risks Associated with Derivatives,” that the Fund may acquire “synthetic collateralized loan obligations.” Explain the nature of and risks related to investments in these instruments.

Response:  The Fund will not acquire any synthetic collateralized loan obligations.  Accordingly, the disclosure has been deleted.

22.   Comment:  Disclosures under the caption “Investment Restrictions,” indicates that compliance with certain policies or limitations of the Fund that are expressed as a percentage of assets is determined at the time of investment and that such policies or limitations will not be violated if exceeded because of changes in market value. Under certain circumstances, §18(a) of the 1940 Act grants certain rights to holders of senior securities of closed-end funds in the event asset coverage limits are exceeded. Add appropriate disclosure regarding these requirements.

Response:  The following language has been added to the disclosure under the caption “Leverage”: “Further, the 1940 Act requires (in certain circumstances) that holders of the Fund’s senior securities be provided with certain voting rights in the event certain asset coverage requirements specified in Section 18(a) of the 1940 Act are not met.”

23.   Comment:  The prospectus under the caption “Underwriting” refers to trustees. The Fund is a corporation with directors. Revise the disclosure accordingly.

Response:  The disclosure has been revised as requested.

24.   Comment:  Disclosure under this caption also indicates that if all of the common stock is not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Procedurally, how may these changes be effected? Will a new registration statement be filed?

Response:  The above-referenced disclosure has been removed from the Registration Statement.

Part C.

25.   Comment:  The signature page of the filing must contain the signatures required by §6 of the Securities Act.

Response:  The signature page of the filing has been revised and satisfies the requirements of Section 6 of the Securities Act.

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel